Condensed consolidated cash flow statement (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020 [1]
Statement of cash flows [abstract]
Profit before tax		£ 3,334	£ 1,523
Adjustment for non-cash items	[2]	5,001	(35)
Net decrease/(increase) in loans and advances at amortised cost	[2]	2,932	(6,581)
Net increase in deposits at amortised cost		5,036	32,357
Net increase in debt securities in issue		13,508	16,960
Changes in other operating assets and liabilities	[3]	(8,814)	(6,447)
Corporate income tax paid		(617)	(270)
Net cash from operating activities		20,380	37,507
Net cash from investing activities	[2]	(3,112)	(11,201)
Net cash from financing activities		(2,883)	653
Effect of exchange rates on cash and cash equivalents		(5,534)	7,813
Net increase in cash and cash equivalents		8,851	34,772
Cash and cash equivalents at beginning of the period	[3]	173,125	139,314
Cash and cash equivalents at end of the period	[3]	£ 181,976	£ 174,086

[1]	H120 comparative figures have been restated to make the condensed cash flow statement more relevant following a review of the disclosure and the accounting policies applied that was undertaken in H220. Amendments, which were first applied in the Barclays Bank PLC Annual Report 2020, have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes 2 and 3 below quantify the impact of the changes to the respective cash flow categories in H120 and provide further detail.
[2]	Movements in cash and cash equivalents relating to debt securities at amortised cost were previously shown within loans and advances at amortised cost in operating activities. These debt securities holdings are now considered to be part of the investing activity performed by the Barclays Bank Group following a change in accounting policy and have been presented within investing activities in H121. Comparatives have been restated. The effect of this change was to reclassify £4,179m of net cash outflows from operating activities to investing activities in H120.
[3]	Cash and cash equivalents have been restated to exclude cash collateral and settlement balances, with the exception of balances that the Barclays Bank Group holds at central banks related to payment schemes. The effect of this change decreased cash and cash equivalents by £27,974m as at 30 June 2020 and £16,702m as at 31 December 2019. As a result, net cash from operating activities decreased by £11,272m in H120, representing the net increase in the cash collateral and settlement balances line item in this period.